NOTE 5 - ACQUISITIONS	Dec. 31, 2022
Notes
NOTE 5 - ACQUISITIONS

NOTE 5 – ACQUISITIONS

On May 16, 2022, the Company entered into a Farmout Agreement and Conditional Lease Assignment, under the terms of which, we have acquired a 75% working interest, and 55.5% net revenue interest, in the C. W. Logsdon Lease, an 80-acre tract located in Andrews County, Texas.  We acquired the interest from Aspen Energy Partners, LTD., a Florida limited partnership which holds the remaining 25% working interest.  While the Company believes that there are Proved Undeveloped (“PUD”) drilling locations on this acreage, a full reserve analysis has not yet been completed and so the Company has treated this acreage as unproven property.